Document and Entity Information	6 Months Ended
Jun. 30, 2020
Document and Entity Information [Abstract]
Entity Registrant Name	1847 Holdings LLC
Entity Central Index Key	0001599407
Amendment Flag	true
Amendment Description	On January 23, 2020, the registrant filed a registration statement on Form S-1 (File No. 333-236041) (the “Registration Statement”). The Registration Statement, as amended, was declared effective by the Securities and Exchange Commission on February 12, 2020. This post-effective amendment No. 1 is being filed to include information from the registrant’s Annual Report on Form 10-K for the year ended December 31, 2019 and update certain other business information in the Registration Statement.
Document Type	POS AM
Document Period End Date	Jun. 30, 2020
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation State Country Code	DE